General Information - Impact of IFRS 15 on Group Statement of Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year	$ 352	$ 541	$ 459
Exchange losses on retranslation of foreign operations, net of related tax credit of $1m	43	(88)	190
Other items		(47)
Total comprehensive income for the year	$ 385	406	$ 647
Previously reported [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		593
Exchange losses on retranslation of foreign operations, net of related tax credit of $1m		(77)
Other items		(47)
Total comprehensive income for the year		469
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		(52)
Exchange losses on retranslation of foreign operations, net of related tax credit of $1m		(11)
Total comprehensive income for the year		$ (63)